Shareholder Fees {- Stock Selector All Cap Portfolio}	Apr. 30, 2022 USD ($)
02.28 VIP Stock Selector All Cap Portfolio Initial, Service, Service 2 PRO-02 | Stock Selector All Cap Portfolio
Shareholder Fees:
(fees paid directly from your investment)